091-02283

For Internal Use Only
Sec File No. 9-

RECEIVED
2007 NOV 16 PM 11:35
SEC / MR

Submit 1 Original
and 9 copies

OMB APPROVAL
[redacted]-0504
.004
.rden
2.00

07082509

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
International Securities Exchange, LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Ishares Trust

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:
MSCI EAFE Growth Index , MSCI EAFE Value Index , MSCI Pacific ex-Japan Index , MSCI Italy Index , MSCI Belgium Index , MSCI Switzerland Index , MSCI Netherlands Index , MSCI Spain Index , MSCI-South Africa, MSCI EMU Index , Dow Jones EPAC Select Dividend Index, S&P Europe 350 Index , S&P Latin America 40 Index , S&P Global 100 Index , S&P/TOPIX 150 Index, S&P World Ex-U.S. Property Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 16 indexes referred to in Item 4 above are all Broad-Based

PROCESSED
DEC 10 2007
THOMSON
FINANCIAL

6. Ticker Symbol(s) of New Derivative Securities Product:
EFG, EFV, EPP, EWI, EWK, EWL, EWN, EWP, EZA, EZU, IDV, IEV, ILF, IOO, ITF, WPS

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
EFG: UK, Japan, France, Germany, Australia; EFV: UK, Japan, France, Germany, Switzerland; EPP: Australia, Hong Kong, Singapore; EWI: Italy; EWK: Belgium; EWL: Switzerland; EWN: Netherlands; EWP: Spain; EZA: South Africa; EZU: France, Germany, Netherlands, Spain, Italy; IDV: Australia, UK, Hong Kong, Italy, Singapore; IEV: UK, France, Germany, Switzerland, Spain; ILF: Brazil, Mexico, Chile; IOO: US, UK, France, Germany, Switzerland; ITF: Japan; WPS: Japan, Australia, Hong Kong, UK, Singapore (Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Michael J. Simon**
Title:	**General Counsel and Secretary**
Telephone Number:	**212-897-0230**
Manual Signature of Official Responsible for Form:	
Date:	**16-Nov-07**

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 16 2007

RECEIVED

2007 NOV 16 PM 11:35

SEC / MR

ISE
INTERNATIONAL SECURITIES EXCHANGE.

60 Broad Street, New York, NY 10004
TEL: 212 943-2400
FAX: 212 425-4926
www.ise.com

November 16, 2007

By Facsimile and Overnight Courier

Gail S. Jackson
Paralegal Specialist
US Securities and Exchange Commission
Division of Market Regulation
100 F Street, NE – Room 6628
Washington, DC 20549

Re: Form 19b-4(e)

Dear Ms. Jackson:

The International Securities Exchange, LLC hereby files Form 19b-4(e), with respect to the Investment Company Units set forth in the attached forms. These securities are listed for trading pursuant to ISE Rule 2123.

Sincerely,

Michael J. Simon
General Counsel and Secretary

Attachment

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	NOV 16 2007

END